Derivative Financial Instruments - Outstanding Foreign Currency Forward Contracts (Detail) (Forward Contracts [Member]) In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 DKK	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 GBP (£)	Dec. 31, 2013 NOK	Dec. 31, 2013 RUB	Dec. 31, 2013 SEK	Dec. 31, 2013 SGD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 BRL	Dec. 31, 2012 CAD	Dec. 31, 2012 DKK	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 GBP (£)	Dec. 31, 2012 NOK	Dec. 31, 2012 RUB	Dec. 31, 2012 SEK	Dec. 31, 2012 SGD
Derivative [Line Items]
Foreign currency, Cash flow hedging	$ 357	16	278	€ 406	£ 23	10,503			17	$ 357			134	€ 389	£ 6	6,281			14
Foreign currency, Non-designated hedging	$ 715	3	177	€ 310	£ 14	3,257	2,149	4	3	$ 967	135	2	177	€ 225	£ 9	1,684	1,467	5	24